Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Legal Matters

The Company is a party to certain claims, suits, and proceedings which arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the possible loss or range of loss. In the Company’s opinion, resolution of pending matters is not expected to have a material adverse impact on the results of operations, cash flows, or the Company’s financial position, as of June 30, 2021. Given the unpredictable nature of legal proceedings, there is a reasonable possibility that an unfavorable resolution of one or more such proceedings could in the future materially affect the results of operations, cash flows, or financial position in a particular period. However, based on the information known by the Company, any such amount is either immaterial or it is not possible to provide an estimated range of any such possible loss.

8. Commitments and Contingencies

Operating Leases

In November 2018, the Company entered into an operating lease agreement related to its office in Portland, Oregon, which requires monthly lease payments through May 2022.

In May 2019, the Company entered into an operating lease related to its new headquarters in San Francisco. The lease is through July 2029 and will result in a total of $25.6 million in future minimum lease payments, which exclude a tenant improvement allowance from the landlord of up to $2.5 million.

In December 2019, the Company entered into an operating lease related to additional office space in San Francisco. The lease is through March 31, 2021 and included a total of $8.8 million in minimum lease payments. The Company recorded an impairment charge of $3.4 million related to prepaid expenses and other current assets for the year ended December 31, 2020, in connection with this lease agreement.

The Company recognizes rent expense on a straight-line basis over the lease period and accounts for the difference between straight-line rent and actual lease payments as deferred rent. Rent expense for all facility leases was $6.5 million, $1.9 million, and $1.2 million for the years ended December 31, 2020, 2019, and 2018, respectively.

Future minimum payments under the Company’s non-cancelable leases as of December 31, 2020, are as follows:

Operating
Lease Commitments
Year ended December 31,
2021	$4,528
2022	2,498
2023	2,368
2024	2,439
2025	2,513
Thereafter	11,795
Future minimum lease payments	$26,141

Legal Matters

The Company is a party to certain claims, suits, and proceedings which arise in the ordinary course of business. The Company records a liability when it believes that it is probable that a loss will be incurred and the amount can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the possible loss or range of loss. In the Company’s opinion, resolution of pending matters is not expected to have a material adverse impact on the results of operations, cash flows, or the Company’s financial position, as of December 31, 2020. Given the unpredictable nature of legal proceedings, there is a reasonable possibility that an unfavorable resolution of one or more such proceedings could in the future materially affect the results of operations, cash flows, or financial position in a particular period. However, based on the information known by the Company, any such amount is either immaterial or it is not possible to provide an estimated range of any such possible loss.